Premises and Equipment (Summary of Premises and Equipment) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Land and improvements	$ 3,401,312	$ 3,401,312
Buildings	11,652,345	11,587,176
Equipment	4,244,864	4,295,575
Premises and equipment, gross	19,298,521	19,284,063
Less accumulated depreciation	7,249,841	6,898,507
Premises and equipment, net	12,048,680	12,385,556
Parent Company [Member]
Premises and equipment, net	$ 266,774	$ 292,396